Document And Entity Information	6 Months Ended
Jun. 30, 2019
Document and Entity Information [Abstract]
Entity Registrant Name	Clarivate Analytics Plc
Entity Central Index Key	0001764046
Document Type	F-1
Document Period End Date	Jun. 30, 2019
Amendment Flag	false